Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (0.1%)	Shares/Par +	Value $ (000’s)
Energy (0.1%)
Constellation Oil - Class B *,Æ,d	112,235	12
Noble Corp. PLC *	22,787	674

Total		686

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,427	259

Total		259

Total Common Stocks (Cost: $1,099)		945

Corporate Bonds (50.6%)
Basic Materials (1.3%)
ALROSA Finance SA
3.100%, 6/25/27 144A j	8,500,000	846
4.650%, 4/9/24 144A j	500,000	50
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	243
INEOS Finance PLC
2.875%, 5/1/26 144A EUR ∞	2,700,000	2,211
2.875%, 5/1/26 EUR §,∞	3,400,000	2,784
INEOS Styrolution Group GmbH
2.250%, 1/16/27 144A EUR ∞	200,000	150
2.250%, 1/16/27 EUR §,∞	3,200,000	2,407
MMK International Capital DAC 4.375%, 6/13/24 144A j	1,400,000	420
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	485
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	199
4.892%, 4/24/25 144A	4,709,000	4,553

Total		14,348

Communications (6.1%)
Altice Financing SA
3.000%, 1/15/28 EUR §,∞	200,000	147
4.250%, 8/15/29 EUR §,∞	2,300,000	1,741
5.750%, 8/15/29 144A	5,400,000	4,132
Altice France Holding SA
6.000%, 2/15/28 144A	1,700,000	1,078
8.000%, 5/15/27 EUR §,∞	1,000,000	741
Altice France SA
4.000%, 7/15/29 144A EUR ∞	1,850,000	1,369
4.000%, 7/15/29 EUR §,∞	1,400,000	1,036
4.250%, 10/15/29 144A EUR ∞	400,000	296
5.500%, 10/15/29 144A	800,000	602
8.125%, 2/1/27 144A	3,200,000	2,860
AT&T, Inc.
3.500%, 9/15/53	237,000	158
3.650%, 9/15/59	6,663,000	4,317
3.800%, 12/1/57	115,000	78
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	1,918
4.500%, 6/1/33 144A	800,000	591

Corporate Bonds (50.6%)	Shares/Par +	Value $ (000’s)
Communications continued
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,526
4.800%, 3/1/50	200,000	144
5.125%, 7/1/49	3,300,000	2,419
5.375%, 4/1/38	100,000	81
CommScope, Inc. 4.750%, 9/1/29 144A	5,700,000	4,649
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,574
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	544
DISH DBS Corp. 5.750%, 12/1/28 144A	5,200,000	3,930
Iliad Holding SASU 6.500%, 10/15/26 144A	2,700,000	2,361
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	598
Intelsat Jackson Holdings SA - Series A - Contingent Value Rights *,Æ	986	5
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	986	4
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	700,000	–
8.500%, 10/15/24 *,Æ	200,000	–
9.750%, 7/15/25 *,Æ	100,000	–
Lumen Technologies, Inc. 4.000%, 2/15/27 144A	100,000	84
Prosus NV
2.778%, 1/19/34 144A EUR ∞	500,000	336
3.257%, 1/19/27 144A	500,000	419
3.680%, 1/21/30 §	1,700,000	1,274
4.193%, 1/19/32 144A	500,000	367
Sprint Corp.
7.125%, 6/15/24	100,000	102
7.875%, 9/15/23	6,400,000	6,465
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,272
Summer (BC) Bidco B LLC 5.500%, 10/31/26 144A	400,000	328
Time Warner Cable LLC
5.875%, 11/15/40	300,000	247
6.750%, 6/15/39	200,000	179
United Group BV 5.250%, 2/1/30 144A EUR ∞	1,000,000	683
UPC Broadband Finco BV 4.875%, 7/15/31 144A	4,800,000	3,725
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	951
4.250%, 1/15/30 GBP §,∞	3,200,000	2,606
VMED O2 UK Financing I PLC 3.250%, 1/31/31 EUR §,∞	1,200,000	886

Multi-Sector Bond Portfolio

Corporate Bonds (50.6%)	Shares/Par +	Value $ (000’s)
Communications continued
4.000%, 1/31/29 144A GBP ∞	2,600,000	2,185
4.000%, 1/31/29 GBP §,∞	500,000	420
4.500%, 7/15/31 144A GBP ∞	400,000	316
4.750%, 7/15/31 144A	1,100,000	849
Vodafone Group PLC
7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79	1,700,000	1,618

Total		64,211

Consumer, Cyclical (7.0%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,∞	400,000	361
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	811,445	763
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	168,645	159
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	180,088	153
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	325,534	271
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	785,817	702
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	156,702	137
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	397,087	323
4.250%, 5/15/34 144A	109,290	98
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	7,300,000	7,044
Ford Motor Credit Co. LLC
1.051%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ∞	100,000	95
1.203%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ∞	400,000	390
1.320%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ∞	1,300,000	1,196
1.744%, 7/19/24 EUR ∞	200,000	180
2.330%, 11/25/25 EUR ∞	100,000	86
2.386%, 2/17/26 EUR ∞	100,000	85
2.748%, 6/14/24 GBP ∞	700,000	703
3.021%, 3/6/24 EUR ∞	900,000	842
3.250%, 9/15/25 EUR ∞	300,000	266
3.625%, 6/17/31	2,900,000	2,155
3.815%, 11/2/27	300,000	252
4.134%, 8/4/25	200,000	181
4.389%, 1/8/26	800,000	724
4.535%, 3/6/25 GBP ∞	100,000	100
5.584%, 3/18/24	600,000	588
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,196
IHO Verwaltungs GmbH
3.625%, 5/15/25 EUR §,∞	800,000	686
3.750%, 9/15/26 EUR §,∞	5,100,000	4,111

Corporate Bonds (50.6%)	Shares/Par +	Value $ (000’s)
Consumer, Cyclical continued
Jaguar Land Rover Automotive PLC
4.500%, 7/15/28 EUR §,∞	200,000	127
5.875%, 11/15/24 EUR §,∞	1,900,000	1,638
JetBlue Airways Corp. 4.000%, 5/15/34	811,660	721
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,000,000	654
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	83
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞	300,000	261
6.000%, 6/12/25 GBP §,∞	1,000,000	1,009
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	89
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	5,700,000	4,219
5.375%, 12/4/29 144A	700,000	423
Mitchells & Butlers Finance PLC
2.410%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	956,494	979
3.743%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	173,908	157
6.469%, 9/15/32 GBP §,∞	200,000	199
Nissan Motor Acceptance Corp.
2.000%, 3/9/26 144A	400,000	338
Nissan Motor Co., Ltd.
2.652%, 3/17/26 EUR §,∞	100,000	90
3.201%, 9/17/28 144A EUR ∞	500,000	419
4.345%, 9/17/27 144A	6,400,000	5,517
4.810%, 9/17/30 144A	500,000	405
Pinnacle Bidco PLC
5.500%, 2/15/25 EUR §,∞	100,000	85
6.375%, 2/15/25 GBP §,∞	400,000	380
Renault SA
1.250%, 6/24/25 EUR §,∞	900,000	763
2.375%, 5/25/26 EUR §,∞	4,800,000	3,922
Royal Caribbean Cruises, Ltd. 9.125%, 6/15/23 144A	1,100,000	1,119
Sands China, Ltd.
2.800%, 3/8/27	400,000	318
3.750%, 8/8/31	1,100,000	789
4.300%, 1/8/26	1,700,000	1,447
5.900%, 8/8/28	3,200,000	2,690
Southwest Airlines Co.
5.250%, 5/4/25	1,000,000	999
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	87
4.875%, 3/15/27	1,200,000	1,101
Travis Perkins PLC
4.500%, 9/7/23 GBP §,∞	1,900,000	2,037
United Airlines Pass Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	615,541	563
United Airlines Pass Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	90,448	73
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	2,373,976	2,290

Multi-Sector Bond Portfolio

Corporate Bonds (50.6%)	Shares/Par +	Value $ (000’s)
Consumer, Cyclical continued
US Airways Pass-Through Trust, Series 2012-1, Class A 5.900%, 4/1/26	637,893	618
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR §,∞	1,800,000	1,744
Wynn Macau, Ltd.
4.875%, 10/1/24 144A	4,100,000	3,292
5.125%, 12/15/29 144A	1,100,000	715
5.500%, 1/15/26 144A	200,000	152
5.500%, 1/15/26 §	500,000	379
5.500%, 10/1/27 144A	200,000	138
5.500%, 10/1/27 §	200,000	138
5.625%, 8/26/28 144A	300,000	200
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	647
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	1,631
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	4,300,000	3,343
3.750%, 9/21/28 EUR §,∞	2,000,000	1,524

Total		74,359

Consumer, Non-cyclical (4.2%)
AA Bond Co., Ltd. 4.875%, 7/31/43 GBP §,∞	1,200,000	1,269
AbbVie, Inc. 1.500%, 11/15/23 EUR ∞	400,000	388
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞	500,000	400
1.875%, 3/26/32 EUR §,∞	600,000	456
3.000%, 3/27/31 EUR §,∞	600,000	509
3.375%, 11/27/26 GBP §,∞	2,100,000	1,982
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,341
6.125%, 10/15/26 144A	300,000	254
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas LuxCo 4 SARL 3.625%, 6/1/28 144A EUR ∞	1,400,000	1,020
Atlantia SpA
1.625%, 2/3/25 EUR §,∞	1,200,000	1,061
1.875%, 7/13/27 EUR §,∞	400,000	313
1.875%, 2/12/28 EUR §,∞	5,500,000	4,043
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,709
BAT Capital Corp.
3.222%, 8/15/24	100,000	96
3.557%, 8/15/27	500,000	439
Bellis Acquisition Co. PLC 3.250%, 2/16/26 GBP §,∞	4,000,000	3,361
Centene Corp.
4.250%, 12/15/27	200,000	183
4.625%, 12/15/29	500,000	449
CHS / Community Health Systems, Inc. 8.000%, 3/15/26 144A	700,000	606
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	188
Coty, Inc. 5.000%, 4/15/26 144A	2,500,000	2,276

Corporate Bonds (50.6%)	Shares/Par +	Value $ (000’s)
Consumer, Non-cyclical continued
CVS Pass-Through Trust
4.704%, 1/10/36 144A	361,220	329
5.926%, 1/10/34 144A	603,687	597
7.507%, 1/10/32 144A	60,610	64
DaVita, Inc. 4.625%, 6/1/30 144A	1,900,000	1,470
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	180
6.125%, 7/27/27 144A	2,200,000	2,168
Loxam SAS
2.875%, 4/15/26 EUR §,∞	100,000	81
3.250%, 1/14/25 EUR §,∞	900,000	794
Market Bidco Finco PLC 4.750%, 11/4/27 144A EUR ∞	1,898,000	1,470
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,700,000	2,738
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 7/15/29 144A	600,000	597
4.750%, 7/15/31 144A	900,000	882
Organon & Co. / Organon Foreign Debt Co- Issuer BV 2.875%, 4/30/28 EUR §,∞	3,500,000	2,736
Organon Finance 1 LLC
2.875%, 4/30/28 144A EUR ∞	400,000	313
4.125%, 4/30/28 144A	1,100,000	940
Perrigo Finance Unlimited Co. 4.400%, 6/15/30	200,000	163
Q-Park Holding I BV
1.500%, 3/1/25 EUR §,∞	1,200,000	1,017
2.000%, 3/1/27 EUR §,∞	2,000,000	1,549
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.750%, 12/1/26 144A	500,000	447
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 5/9/30 EUR ∞	2,000,000	1,539
4.500%, 3/1/25 EUR ∞	800,000	737

Total		44,154

Diversified (0.0%)
Stena International SA 6.125%, 2/1/25 144A	400,000	375

Total		375

Energy (6.8%)
Aker BP ASA 3.750%, 1/15/30 144A	400,000	340
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	93
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	161
CGG SA
7.750%, 4/1/27 EUR §,∞	200,000	166
8.750%, 4/1/27 144A	3,400,000	2,856
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	97
Cheniere Energy Partners LP 4.000%, 3/1/31	1,400,000	1,174

Multi-Sector Bond Portfolio

Corporate Bonds (50.6%)	Shares/Par +	Value $ (000’s)
Energy continued
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,256
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	223
Energy Transfer LP
2.900%, 5/15/25	100,000	93
3.600%, 2/1/23	100,000	100
3.750%, 5/15/30	200,000	169
4.950%, 5/15/28	1,200,000	1,120
5.000%, 5/15/50	200,000	156
5.250%, 4/15/29	100,000	94
6.050%, 6/1/41	100,000	89
6.500%, 2/1/42	300,000	279
6.625%, 10/15/36	500,000	475
7.500%, 7/1/38	1,700,000	1,710
EQT Corp. 6.625%, 2/1/25	5,500,000	5,507
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	442
Greenko Solar Mauritius, Ltd. 5.550%, 1/29/25 144A	1,000,000	888
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,243
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,316
Midwest Connector Capital Co. LLC 3.900%, 4/1/24 144A	200,000	193
MPLX LP 4.250%, 12/1/27	100,000	93
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	3,942
Noble Corp. PLC
11.000%, 2/15/28 144A	32,532	36
11.000%, 2/15/28	45,537	50
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,221
6.000%, 6/1/26	200,000	183
Occidental Petroleum Corp. 5.875%, 9/1/25	700,000	702
Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%, 12/1/26 §,Þ	1,694,036	957
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 8/5/22 §,µ	782,000	1
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	600,000	495
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	3,490
Petrobras Global Finance BV
5.500%, 6/10/51	100,000	71
6.900%, 3/19/49	300,000	250
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	130
5.500%, 4/12/37 §,j	4,300,000	86
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	756
4.750%, 2/26/29 EUR §,∞	3,500,000	2,376
4.875%, 2/21/28 EUR §,∞	600,000	431
5.625%, 1/23/46	378,000	197
5.950%, 1/28/31	4,300,000	2,904
6.350%, 2/12/48	100,000	54

Corporate Bonds (50.6%)	Shares/Par +	Value $ (000’s)
Energy continued
6.625%, 6/15/35	4,200,000	2,678
6.625%, 6/15/38	2,000,000	1,170
6.700%, 2/16/32	4,536,000	3,183
6.750%, 9/21/47	2,900,000	1,617
7.690%, 1/23/50	1,880,000	1,151
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	180
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	807
6.650%, 1/15/37	277,000	257
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	1,872,890	1,881
Regency Energy Partners LP / Regency Energy Finance Corp. 4.500%, 11/1/23	300,000	297
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	696,798	700
9.250%, 7/6/24 §	609,698	613
Rio Oil Finance Trust, Series 2014-3
9.750%, 1/6/27 §	314,332	324
SA Global Sukuk, Ltd. 2.694%, 6/17/31 144A	300,000	253
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	638
5.625%, 3/1/25	4,900,000	4,895
5.750%, 5/15/24	800,000	803
5.875%, 6/30/26	400,000	400
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	544
Saudi Arabian Oil Co. 2.250%, 11/24/30 §	200,000	161
Southwestern Energy Co. 5.375%, 2/1/29	100,000	91
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	7,170
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,077
Western Midstream Operating, LP 3.350%, 2/1/25	1,200,000	1,119

Total		71,674

Financial (20.3%)
ADLER Group SA
1.875%, 1/14/26 EUR §,∞	1,100,000	550
2.750%, 11/13/26 EUR §,∞	1,400,000	686
ADLER Real Estate AG
2.125%, 2/6/24 EUR §,∞	2,288,000	1,743
3.000%, 4/27/26 EUR §,∞	4,900,000	3,311
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24	3,600,000	3,457
3.650%, 7/21/27	500,000	437
4.450%, 4/3/26	900,000	840
4.625%, 10/15/27	500,000	449
4.875%, 1/16/24	1,200,000	1,181
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	466
4.250%, 6/15/26	300,000	269

Multi-Sector Bond Portfolio

Corporate Bonds (50.6%)		Shares/ Par +
Financial continued
5.250%, 8/11/25 144A	2,400,000	2,259
Ally Financial, Inc.
3.050%, 6/5/23	400,000	396
8.000%, 11/1/31	1,371,000	1,437
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	199
Athora Netherlands NV
2.375%, 5/17/24 EUR §,∞	700,000	665
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞	200,000	172
Atrium European Real Estate, Ltd. 4.250%, 9/11/25 EUR §,∞	3,439,000	2,899
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	968
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	1,700
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	237
2.625%, 4/28/25 EUR §,∞	3,300,000	2,764
3.625%, 9/24/24 EUR §,∞	3,800,000	3,371
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞	7,100,000	3,667
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞	500,000	269
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞	800,000	441
Banco Bilbao Vizcaya Argentaria SA
6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,∞	1,600,000	1,421
6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28	2,300,000	2,220
Banco Bradesco SA 2.850%, 1/27/23 144A	400,000	397
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	475
Banco de Sabadell SA
1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,∞	200,000	174
1.750%, 5/10/24 EUR §,∞	900,000	840
Banco do Brasil SA 4.625%, 1/15/25 144A	900,000	870
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	194
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	864
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 3/15/28 µ	4,500,000	3,859
Bank of Ireland Group PLC
6.253%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 9/16/26 144A	600,000	587
7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,∞	1,700,000	1,560
Barclays Bank PLC 7.625%, 11/21/22	488,000	488
Barclays PLC
2.279%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 11/24/27	2,100,000	1,759

Corporate Bonds (50.6%)		Shares/ Par +
Financial continued
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.597%), 10/6/23 GBP §,∞	200,000	223
3.375%, (1 Year EUR Annual Swap Rate plus 3.700%), 4/2/25 EUR §,∞	1,200,000	1,160
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28	3,000,000	2,812
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ	500,000	421
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,700,000	1,372
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	180
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	5,800,000	5,710
BPCE SA 2.375%, 1/14/25 144A	200,000	185
CaixaBank SA
6.750%, (5 Year EUR Annual Swap Rate plus 6.498%), 6/13/24 EUR §,µ,∞	200,000	180
Cantor Fitzgerald LP 4.875%, 5/1/24 144A	100,000	98
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	172
Citigroup, Inc. 3.070%, (US SOFR plus 1.280%), 2/24/28	200,000	178
3.400%, 5/1/26	400,000	373
Corestate Capital Holding SA 3.500%, 4/15/23 EUR §,∞	700,000	138
Country Garden Holdings Co., Ltd.
3.125%, 10/22/25 §	3,700,000	1,182
5.125%, 1/14/27 §	1,200,000	348
CPI Property Group SA 1.625%, 4/23/27 EUR §,∞	700,000	538
Credit Agricole SA 1.907%, (US SOFR plus 1.676%), 6/16/26 144A	500,000	447
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	7,304
6.500%, 8/8/23 §	1,700,000	1,678
DAE Sukuk DIFC, Ltd. 3.750%, 2/15/26 144A	1,000,000	920
Deutsche Bank AG
1.375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,∞	2,500,000	1,712
1.625%, 1/20/27 EUR §,∞	100,000	83
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,∞	6,700,000	4,963
3.035%, (US SOFR plus 1.718%), 5/28/32	200,000	143
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	991
3.729%, (US SOFR plus 2.757%), 1/14/32	3,300,000	2,222
3.742%, (US SOFR plus 2.257%), 1/7/33	700,000	454
3.961%, (US SOFR plus 2.581%), 11/26/25	600,000	560
5.625%, (5 Year EUR Annual Swap Rate plus 6.000%), 5/19/31 EUR §,∞	2,600,000	2,424
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	320
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ∞	500,000	430
2.750%, 3/29/28 EUR §,∞	1,200,000	1,032

Multi-Sector Bond Portfolio

Corporate Bonds (50.6%)		Shares/ Par +
Financial continued
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	163
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	356
7.625%, 5/1/26 144A	2,100,000	1,568
8.125%, 11/15/24 144A	3,560,000	3,115
8.250%, 4/15/25 144A	782,000	646
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,∞	3,900,000	3,334
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	95
5.750%, 6/1/28	400,000	375
The Goldman Sachs Group, Inc.
2.125%, 9/30/24 EUR §,∞	1,200,000	1,146
3.375%, 3/27/25 EUR §,∞	200,000	195
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	298
5.872%, 5/2/23 §	5,800,000	5,756
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	178
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	179
2.804%, (US SOFR plus 1.187%), 5/24/32	3,300,000	2,425
3.900%, 5/25/26	2,600,000	2,437
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30	4,900,000	4,147
4.300%, 3/8/26	3,000,000	2,874
Huarong Finance 2019 Co., Ltd.
2.125%, 9/30/23 §	1,100,000	1,034
2.500%, 2/24/23 §	800,000	784
4.105%, (ICE LIBOR USD 3 Month plus 1.125%), 2/24/23 §	3,800,000	3,729
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ	1,800,000	1,547
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ	900,000	845
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	282
4.000%, 9/23/29 144A	200,000	165
5.017%, 6/26/24 144A	2,700,000	2,517
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞	4,050,000	2,922
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞	900,000	626
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 8/15/28 144A	1,500,000	1,106
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,j	400,000	42
9.750%, 9/28/23 §,j	600,000	63
10.500%, 1/15/25 §,j	1,100,000	116
10.875%, 7/23/23 §,j	400,000	42
11.250%, 4/16/25 §,j	3,500,000	374
11.650%, 6/1/26 §,j	1,000,000	104
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,335
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	281
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,∞	100,000	96

Corporate Bonds (50.6%)		Shares/ Par +
Financial continued
Lincoln Financing SARL 3.625%, 4/1/24 EUR §,∞	6,000,000	5,669
Lloyds Banking Group PLC
3.511%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 3/18/26	200,000	187
3.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.800%), 3/18/28	2,500,000	2,247
4.450%, 5/8/25	2,800,000	2,704
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33	200,000	175
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	513
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	89
Morgan Stanley 4.000%, 7/23/25	3,600,000	3,484
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,435
NatWest Group PLC
2.500%, 3/22/23 EUR §,∞	100,000	98
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	198
4.800%, 4/5/26	2,800,000	2,685
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29	3,700,000	3,368
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ	500,000	436
New Metro Global, Ltd. 4.500%, 5/2/26 §	1,700,000	544
NN Group NV 4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,µ,∞	2,600,000	2,365
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	97
4.950%, 4/1/24	100,000	99
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	857
4.000%, 9/15/30	700,000	491
6.125%, 3/15/24	2,500,000	2,408
6.875%, 3/15/25	1,900,000	1,786
7.125%, 3/15/26	1,400,000	1,262
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	180
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	3,877
5.500%, 2/15/24 144A	112,000	110
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	171
Santander UK Group Holdings PLC
2.003%, (Euribor 3 Month ACT/360 plus 0.850%), 3/27/24 EUR §,∞	400,000	392
2.896%, (US SOFR plus 1.475%), 3/15/32	800,000	595
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28	4,000,000	3,436
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,µ,∞	1,390,000	1,428

Multi-Sector Bond Portfolio

Corporate Bonds (50.6%)		Shares/ Par +
Financial continued
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,j	4,500,000	540
Seazen Group, Ltd. 6.000%, 8/12/24 §	200,000	85
Service Properties Trust 4.350%, 10/1/24	200,000	177
4.750%, 10/1/26	4,900,000	3,698
Sitka Holdings LLC
8.174%, (ICE LIBOR USD 3 Month plus 4.500%), 7/6/26 144A	600,000	574
Societe Generale SA
7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ	300,000	273
7.875%, (USD 5 Year Swap Rate plus 4.979%), 12/29/49 144A µ	200,000	192
Sunac China Holdings, Ltd.
5.950%, 4/26/24 §,j	2,000,000	280
6.650%, 8/3/24 §,j	600,000	85
7.250%, 6/14/22 §,j	2,600,000	366
8.350%, 4/19/23 §,j	1,600,000	225
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	92,570	90
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,570,197	2,403
TP ICAP PLC 5.250%, 1/26/24 GBP §,∞	3,700,000	3,928
Trust Fibra Uno 6.390%, 1/15/50 144A	200,000	140
UBS Group AG
4.703%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.050%), 8/5/27 144A	400,000	379
UBS Group Funding AG 4.125%, 9/24/25 144A	300,000	286
UniCredit SpA
2.200%, (Euribor 3 Month ACT/360 plus 2.550%), 7/22/27 EUR §,∞	300,000	257
2.569%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 9/22/26 144A	2,900,000	2,485
7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A	5,700,000	4,837
7.830%, 12/4/23 144A	5,650,000	5,691
The Unique Pub Finance Co. PLC 7.395%, 3/28/24 GBP §,∞	210,880	234
Virgin Money UK PLC
3.125%, (6 Month GBP-LIBOR plus 2.569%), 6/22/25 GBP §,∞	100,000	103
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞	100,000	98
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞	500,000	494
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞	200,000	189
Vonovia Finance BV 5.000%, 10/2/23 144A	300,000	297
Wells Fargo & Co. 1.000%, 2/2/27 EUR §,∞	1,500,000	1,280
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	457

Corporate Bonds (50.6%)		Shares/ Par +
Financial continued
Yango Justice International, Ltd.
7.500%, 4/15/24 §,j	4,200,000	185
7.875%, 9/4/24 §,j	600,000	30

Total		215,535

Industrial (2.5%)
Berry Global, Inc. 1.570%, 1/15/26	100,000	87
Constellation Oil Services Holding SA 3.000%, 12/31/26	100,335	80
DAE Funding LLC
1.550%, 8/1/24 144A	1,700,000	1,553
1.625%, 2/15/24 144A	1,000,000	932
2.625%, 3/20/25 144A	500,000	457
3.375%, 3/20/28 144A	700,000	593
3.375%, 3/20/28 §	200,000	169
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,055
Flex, Ltd. 3.750%, 2/1/26	700,000	650
Fortress Transportation & Infrastructure
5.500%, 5/1/28 144A	400,000	320
6.500%, 10/1/25 144A	4,818,000	4,526
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	827
General Electric Co. 4.125%, 9/19/35 EUR §,∞	500,000	465
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	288,037	272
The Manitowoc Co., Inc. 9.000%, 4/1/26 144A	6,200,000	5,639
Rolls-Royce PLC
0.875%, 5/9/24 EUR §,∞	5,300,000	4,738
4.625%, 2/16/26 EUR §,∞	1,600,000	1,433
5.750%, 10/15/27 144A	200,000	174
5.750%, 10/15/27 GBP §,∞	100,000	96
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	158
Standard Industries, Inc.
2.250%, 11/21/26 144A EUR ∞	1,300,000	994
2.250%, 11/21/26 EUR §,∞	1,300,000	994

Total		26,212

Technology (1.1%)
Broadcom, Inc. 2.450%, 2/15/31 144A	700,000	528
Dell International LLC / EMC Corp.
5.300%, 10/1/29	4,300,000	4,006
5.450%, 6/15/23	293,000	294
6.020%, 6/15/26	400,000	402
8.100%, 7/15/36	162,000	171
NXP BV / NXP Funding LLC
4.875%, 3/1/24	1,700,000	1,680
5.350%, 3/1/26	1,600,000	1,580
Seagate HDD Cayman 4.125%, 1/15/31	1,800,000	1,351
VMware, Inc.
4.500%, 5/15/25	300,000	293
4.650%, 5/15/27	1,400,000	1,337

Multi-Sector Bond Portfolio

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Technology continued
4.700%, 5/15/30	100,000	90

Total		11,732

Utilities (1.3%)
Adani Electricity Mumbai, Ltd. 3.949%, 2/12/30 144A	300,000	226
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	251
Edison International 5.750%, 6/15/27	100,000	98
Electricite de France SA 4.500%, 9/21/28 144A	900,000	840
FEL Energy VI SARL 5.750%, 12/1/40 §	3,108,232	2,128
Nakilat, Inc.
6.067%, 12/31/33 §	920,080	920
6.267%, 12/31/33 144A	464,429	471
National Fuel Gas Co. 5.200%, 7/15/25	300,000	296
NPC Ukrenergo 6.875%, 11/9/28 §	800,000	153
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	81
2.500%, 2/1/31	100,000	73
2.950%, 3/1/26	100,000	88
3.150%, 1/1/26	1,600,000	1,438
3.250%, 6/15/23	100,000	99
3.300%, 3/15/27	200,000	173
3.300%, 12/1/27	500,000	421
3.300%, 8/1/40	2,700,000	1,728
3.450%, 7/1/25	300,000	279
3.500%, 6/15/25	1,500,000	1,352
3.750%, 7/1/28	100,000	84
4.200%, 6/1/41	100,000	69
4.250%, 8/1/23	200,000	198
4.250%, 3/15/46	100,000	67
4.450%, 4/15/42	300,000	211
4.550%, 7/1/30	500,000	429
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,163

Total		13,336

Total Corporate Bonds (Cost: $706,549)		535,936

Convertible Corporate Bonds (0.1%)
Financial (0.1%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR §,∞	5,700,000	1,173

Total		1,173

Total Convertible Corporate Bonds (Cost: $6,594)		1,173

Governments (14.3%)
Governments (14.3%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	2,229
2.700%, 9/2/70 §	900,000	542
3.875%, 4/16/50 §	1,500,000	1,222

Governments (14.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
Albania Government International Bond 3.500%, 6/16/27 144A EUR ∞	1,400,000	1,187
Arab Republic of Egypt
5.625%, 4/16/30 144A EUR ∞	1,550,000	879
7.500%, 2/16/61 144A	1,900,000	977
Argentine Republic Government International Bond
1.000%, 7/9/29	405,455	78
1.750%, 7/9/30 Σ	866,857	173
4.875%, 7/9/41 Σ	13,420,196	2,858
5.000%, 7/9/35 Σ	5,922,164	1,075
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,567
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	358
Brazilian Government International Bond 5.000%, 1/27/45	1,000,000	726
Colombia Government International Bond
5.000%, 6/15/45	6,000,000	3,632
5.200%, 5/15/49	200,000	123
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	413
4.875%, 9/23/32 §	1,700,000	1,278
6.500%, 2/15/48 144A	2,800,000	2,062
6.500%, 2/15/48 §	2,800,000	2,062
6.875%, 1/29/26 §	500,000	487
Ecuador Government International Bond
0.010%, 7/31/30 144A	323,958	93
6.900%, 7/31/35 144A	2,674,620	880
6.900%, 7/31/40 144A	1,225,800	359
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	2,500,000	1,421
7.500%, 2/16/61 §	800,000	411
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	555
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	388
7.696%, 2/23/38 §	600,000	349
7.875%, 2/16/32 §	2,800,000	1,793
Ghana Government International Bond
8.125%, 3/26/32 §	400,000	149
8.950%, 3/26/51 §	800,000	294
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	357
5.875%, 10/17/31 144A EUR ∞	300,000	212
6.625%, 3/22/48 144A EUR ∞	900,000	518
6.625%, 3/22/48 EUR §,∞	800,000	461
6.875%, 10/17/40 144A EUR ∞	400,000	245
6.875%, 10/17/40 EUR §,∞	100,000	61
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	276
5.850%, 7/7/30 144A	400,000	325
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	285
5.500%, 12/11/42 §	800,000	588
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	428
Oman Government International Bond
6.000%, 8/1/29 §	900,000	838
6.250%, 1/25/31 144A	2,300,000	2,142

Multi-Sector Bond Portfolio

Governments (14.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
6.500%, 3/8/47 §	500,000	391
6.750%, 1/17/48 §	4,800,000	3,843
Panama Government International Bond
6.700%, 1/26/36	1,900,000	1,866
8.125%, 4/28/34	100,000	117
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,∞	740,000	3
Republic of Belarus Ministry of Finance 5.875%, 2/24/26 144A j	600,000	147
Republic of Indonesia
0.900%, 2/14/27 EUR ∞	1,700,000	1,419
1.400%, 10/30/31 EUR ∞	1,900,000	1,385
1.450%, 9/18/26 EUR ∞	700,000	610
3.375%, 7/30/25 144A EUR ∞	800,000	769
3.750%, 6/14/28 144A EUR ∞	1,900,000	1,771
3.750%, 6/14/28 EUR §,∞	2,200,000	2,051
4.625%, 4/15/43 §	2,700,000	2,290
5.125%, 1/15/45 §	1,800,000	1,574
Republic of Paraguay
5.600%, 3/13/48 §	600,000	450
6.100%, 8/11/44 §	300,000	248
Republic of Peru 3.300%, 3/11/41	2,700,000	1,862
Republic of Serbia 1.650%, 3/3/33 144A EUR ∞	700,000	379
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	990
4.875%, 4/14/26	600,000	559
5.000%, 10/12/46	500,000	304
5.750%, 9/30/49	4,500,000	2,887
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	810
2.875%, 4/13/42 144A EUR ∞	500,000	251
4.125%, 3/11/39 EUR §,∞	1,500,000	956
Russian Federation
4.250%, 6/23/27 144A j	200,000	96
4.250%, 6/23/27 §,j	1,200,000	576
4.750%, 5/27/26 §,j	1,600,000	768
5.250%, 6/23/47 144A j	200,000	96
5.250%, 6/23/47 §,j	2,400,000	1,152
5.625%, 4/4/42 144A §,j	200,000	106
5.625%, 4/4/42 j	200,000	106
5.875%, 9/16/43 144A j	200,000	106
Saudi International Bond
2.900%, 10/22/25 §	300,000	285
4.000%, 4/17/25 §	3,900,000	3,816
4.500%, 10/26/46 §	9,300,000	7,847
Sri Lanka Government International Bond
7.550%, 3/28/30 §,j	1,600,000	392
7.850%, 3/14/29 §,j	500,000	122
State Agency of Roads of Ukraine
6.250%, 6/24/30 §	1,200,000	220
State of Minas Gerais
5.333%, 2/15/28 §	120,000	116
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,055
4.400%, 4/16/50 §	2,400,000	2,109

Governments (14.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
4.500%, 4/23/28 §	1,100,000	1,086
4.817%, 3/14/49 §	800,000	740
5.103%, 4/23/48 §	1,200,000	1,161
Turkey Government International Bond
4.875%, 4/16/43	1,900,000	1,070
5.750%, 5/11/47	4,400,000	2,636
Ukraine Government International Bond
4.375%, 1/27/32 144A EUR ∞	1,600,000	285
4.375%, 1/27/32 EUR §,∞	1,700,000	302
6.750%, 6/20/28 144A EUR ∞	600,000	112
6.876%, 5/21/31 144A	900,000	162
7.375%, 9/25/34 §	300,000	55
8.994%, 2/1/26 144A	1,000,000	207
United Mexican States
2.125%, 10/25/51 EUR ∞	1,000,000	502
3.771%, 5/24/61	5,400,000	3,185
US Treasury
1.875%, 8/31/24 b	7,310,000	6,990
2.125%, 3/31/24 b	3,970,000	3,844
2.125%, 11/30/24 b	3,400,000	3,250
2.250%, 11/15/24	15,910,000	15,261
2.375%, 8/15/24 b	3,700,000	3,573
2.500%, 1/31/24	10,590,000	10,339
2.750%, 2/15/24 b	8,700,000	8,513
2.875%, 11/30/23 b	4,230,000	4,160
Venezuela Government International Bond
6.000%, 12/9/49 §,j	32,000	2
7.000%, 3/31/38 §,j	204,000	15
7.650%, 4/21/25 §,j	1,955,000	137
8.250%, 10/13/24 §,j	356,000	25
9.000%, 5/7/23 §,j	32,000	2
9.250%, 5/7/28 §,j	1,241,000	94
9.375%, 1/13/34 j	1,400,000	106

Total		152,070

Total Governments (Cost: $209,035)		152,070

Municipal Bonds (0.7%)
Municipal Bonds (0.7%)
American Municipal Power, Inc.
7.834%, 2/15/41 RB	100,000	123
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	200,000	231
City of Riverside California Electric Revenue
7.605%, 10/1/40 RB	200,000	248
Golden State Tobacco Securitization Corp.
3.850%, 6/1/50 RB	3,030,000	2,628
Irvine Ranch California Water District
6.622%, 5/1/40 RB	100,000	113
Los Angeles County California Public Works Financing Authority
7.618%, 8/1/40 RB	200,000	249
Metropolitan Government of Nashville & Davidson County Tennessee
6.568%, 7/1/37 RB	100,000	115
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB	96,000	106
New York City Transitional Finance Authority
5.508%, 8/1/37 RB	300,000	306

Multi-Sector Bond Portfolio

Municipal Bonds (0.7%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	103
Port Authority of New York & New Jersey,
Series 165 5.647%, 11/1/40 RB	1,100,000	1,142
Port Authority of New York & New Jersey,
Series 168 4.926%, 10/1/51 RB	200,000	192
State of Illinois
6.630%, 2/1/35 GO	245,000	249
6.725%, 4/1/35 GO	95,000	98
7.350%, 7/1/35 GO	185,714	197
Triborough Bridge & Tunnel Authority
5.550%, 11/15/40 RB	800,000	816

Total Municipal Bonds (Cost: $6,883)		6,916

Structured Products (10.3%)
Asset Backed Securities (8.9%)
ABFC Trust, Series 2007-WMC1, Class A1A
4.334%, (ICE LIBOR USD 1 Month plus 1.250%), 6/25/37	8,567,385	6,249
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
3.804%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	122,357	121
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
3.984%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	55,676	50
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
3.879%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	38,289	35
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
4.059%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	17,844	18
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
3.384%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/36	7,163,267	2,043
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
4.084%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	77,986	74
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
3.954%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	10,531	10
Ares European CLO VI DAC, Series 2013-6A, Class ARR
0.610%, (Euribor 3 Month ACT/360 plus 0.610%), 4/15/30 144A EUR ∞	494,606	472
Ares European CLO, Series 10A, Class AR
0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	1,100,000	1,042

Structured Products (10.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
3.984%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	94,793	94
Aurium CLO I DAC, Series 2019-1A, Class ARR
2.168%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	250,000	236
Bain Capital Euro CLO, Series 2018-2A, Class AR
0.787%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	300,000	284
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
4.334%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	60,047	59
Cairn CLO BV, Series 2014-A4, Class ARRR
0.838%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ∞	296,033	284
Cairn CLO X BV, Series 2018-10A, Class AR
0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	700,000	660
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
0.700%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	900,000	857
Carrington Mortgage Loan Trust, Series 2005-FRE1, Class M3
3.849%, (ICE LIBOR USD 1 Month plus 0.765%), 12/25/35	8,016,000	5,863
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C
3.504%, (ICE LIBOR USD 1 Month plus 0.420%), 12/25/36	93,716	92
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
3.609%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,433
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
4.659%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	76,792	75
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	23	–	π
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
3.784%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	79,376	70
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.461%, (AFC), 7/25/36 Σ	89,412	78
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
3.224%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	376,519	342
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
3.664%, (ICE LIBOR USD 1 Month plus 0.580%), 8/25/36	5,523	6

Multi-Sector Bond Portfolio

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
3.564%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	784
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
3.224%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	10,134	10
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
3.924%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,204,604	1,162
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
3.284%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	772,209	683
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
4.184%, (ICE LIBOR USD 1 Month plus 1.100%), (AFC), 5/25/47 144A	1,105,361	840
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
3.394%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	2,372	2
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
0.650%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	800,000	756
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
4.134%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	197,301	191
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
0.765%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	300,000	283
Fremont Home Loan Trust, Series 2005-2, Class M4
4.014%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	271
GSAA Home Equity Trust, Series 2006-17, Class A1
3.204%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	47,041	14
GSAMP Trust, Series 2004-WF, Class M2
4.734%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	13,657	13
GSAMP Trust, Series 2007-FM2, Class A2B
3.174%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	156,137	96
GSAMP Trust, Series 2007-NC1, Class A2A
3.134%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	12,467	6
Harvest CLO XX DAC, Series 2020-A, Class AR
0.727%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	600,000	572
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
3.424%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	434

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Asset Backed Securities continued
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
3.864%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	156,580	149
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
3.244%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	324,509	190
Invesco Euro CLO III DAC, Series 3A, Class A
0.920%, (Euribor 3 Month ACT/360 plus 0.920%), 7/15/32 144A EUR ∞	500,000	469
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
3.384%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/37	400,000	372
KKR Financial CLO, Ltd., Series 9, Class AR2
3.462%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	2,200,000	2,169
Laurelin DAC, Series 2016-1A, Class ARR
0.767%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ∞	400,000	377
LCM XV LP, Series 2015-A, Class AR2
3.710%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,800,000	1,766
Lehman XS Trust, Series 2005-4, Class 1A3
3.884%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	545	1
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
3.684%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	53,847	46
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
3.624%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	279,771	97
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
3.384%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,048,826	618
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
0.800%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	300,000	282
Man GLG EURO CLO III DAC, Series 3A, Class AR
0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	398,118	382
Man GLG Euro CLO, Series 2022-6A, Class AR
0.810%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	299,905	287
Marathon CLO, Ltd., Series 2017-9A, Class A1AR
3.662%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	1,227,604	1,217
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
3.552%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	5,200,000	5,106

Multi-Sector Bond Portfolio

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Asset Backed Securities continued
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
3.864%, (ICE LIBOR USD 1 Month plus 0.780%), 2/25/34	748,627	699
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
3.984%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	84,465	80
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
3.384%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36	9,053,619	8,050
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
3.284%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	2,005,764	633
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
3.234%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	852,371	283
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
3.534%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	737,852	451
MF1, Series 2022-FL8, Class A
3.634%, (US 30 Day Average SOFR plus 1.350%), 2/19/37 144A	1,000,000	967
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4
3.954%, (ICE LIBOR USD 1 Month plus 0.870%), 9/25/35	5,923,664	4,815
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
3.664%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	768
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
3.789%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	150
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
4.074%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	137,101	135
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
3.404%, (ICE LIBOR USD 1 Month plus 0.320%), 9/25/36	60,287	27
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
3.224%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	55,318	27
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
3.334%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	55,056	25
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
4.659%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	11,243	11

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
4.434%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	17,117	17
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
3.314%, (ICE LIBOR USD 1 Month plus 0.230%), 4/25/37	3,034,199	1,713
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
3.244%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	159,429	157
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
0.787%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	1,200,000	1,136
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
3.669%, (ICE LIBOR USD 1 Month plus 0.585%), (AFC), 2/25/36	47,071	47
RAAC Series, Series 2007-RP4, Class A
3.434%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	172,903	162
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6
5.340%, 1/25/37 Σ	1,515,379	561
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
3.424%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,399,141	1,323
Saranac CLO, Ltd., Series 2018-6A, Class A1R
4.385%, (ICE LIBOR USD 3 Month plus 1.140%), 8/13/31 144A	2,900,000	2,833
Saxon Asset Securities Trust, Series 2006-1, Class M1
3.549%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	196,445	189
Sculptor CLO XXV, Ltd., Series 25A, Class A1
3.782%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,054
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
4.044%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	36,012	34
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2
3.773%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	410,181	406
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
3.763%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	5,200,000	5,094
Soundview Home Loan Trust, Series 2006-2, Class M2
3.609%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	177,398	175
Soundview Home Loan Trust, Series 2006-OPT2, Class A4
3.644%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	119,115	116

Multi-Sector Bond Portfolio

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-OPT3, Class M1
3.549%, (ICE LIBOR USD 1 Month plus 0.465%), 6/25/36	6,656,834	5,593
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
4.059%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	115,953	113
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
4.059%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	14,831	15
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
3.849%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	285,604	274
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
3.234%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	6,907	7
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
3.424%, (ICE LIBOR USD 1 Month plus 0.340%), 12/25/36	144,769	141
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
3.504%, (ICE LIBOR USD 1 Month plus 0.420%), 2/25/37	53,390	52
Toro European CLO 6 DAC, Series 6A, Class AR
0.920%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	500,000	472
Toro European CLO, Series 7A , Class ARE
1.131%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	234
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
3.344%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	508,940	502
Venture CDO, Ltd., Series 2018-33A, Class A1LR
3.572%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	978
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
4.073%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	4,980,819	4,895
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
3.730%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	2,556,716	2,535
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
3.700%, (ICE LIBOR USD 3 Month plus 0.990%), 7/20/30 144A	200,000	197
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
3.750%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	300,000	294

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Asset Backed Securities continued
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
3.234%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	109,133	94
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4
3.600%, (ICE LIBOR USD 3 Month plus 0.890%), 7/20/29 144A	1,444,945	1,422
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
3.600%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	3,041,555	3,008

Total		94,156

Mortgage Securities (1.4%)
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.627%, 1/15/32 144A	2,500,000	2,156
Banc of America Funding Trust, Series 2005-H, Class 5A1
2.245%, (CSTR), 11/20/35	75,066	66
Banc of America Funding Trust, Series 2006-J, Class 4A1
3.535%, (CSTR), 1/20/47	28,546	27
Banc of America Funding Trust, Series 2007-6, Class A1
3.374%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	40,776	38
BCAP LLC Trust, Series 2009-RR14, Class 2A2
3.280%, (CSTR), 7/26/36 144A	16,833	15
BCAP LLC Trust, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,080,302	1,035
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
3.819%, (CSTR), 7/25/34	1,132	1
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1
3.695%, (CSTR), 6/25/47	54,295	50
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.532%, (CSTR), 11/25/36	125,781	64
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	1,713	2
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA
3.878%, (CSTR), 9/25/37	6,600	6
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A
3.908%, (CSTR), 9/25/37	1,792	2
Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 2A2A
3.220%, (CSTR), 3/25/37	293,371	250
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	10,140	9
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1
6.000%, 3/25/35	265,792	135

Multi-Sector Bond Portfolio

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
3.674%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	3,989	4
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
2.584%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	10,916	10
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	110,898	69
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8
5.500%, 2/25/35	94,785	89
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	834	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13
5.500%, 11/25/35	150,038	92
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	105,607	42
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
3.584%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	355,598	135
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
3.135%, (CSTR), 5/25/36	6,767	6
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
3.183%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	7,650	7
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
3.188%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	21,973	18
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
3.413%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	294,206	246
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
3.203%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	6,955	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	215,175	107
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
3.334%, (ICE LIBOR USD 1 Month plus 0.250%), 6/25/37	3,527,717	2,836
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
3.364%, (ICE LIBOR USD 1 Month plus 0.280%), 4/25/47	25,110	22
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-22, Class 3A1
2.988%, (CSTR), 10/25/35	9,126	7

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 1A1
3.273%, (CSTR), 12/20/35	1,328	1
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	14,287	6
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	98,662	50
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1
2.064%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	34,085	11
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A2
3.624%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	903,248	267
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1
3.227%, (CSTR), 3/25/37	5,182	5
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	318	–	π
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2
3.624%, (CSTR), 9/27/35 144A	179,413	151
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	311,839	265
EMF-NL BV, Series 2008-APRX, Class A2
0.802%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	79,354	75
Eurosail-NL BV, Series 2007-NL2X, Class A
1.502%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,∞	31,000	30
Federal National Mortgage Association, Series 2003-W6, Class F
2.794%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	15,174	15
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	161,579	75
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A
3.144%, 12/10/36 144A	1,000,000	933
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
3.205%, (CSTR), 9/25/35	1,185	1
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	72,697	36
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
2.889%, (CSTR), 1/25/36	1,003	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
3.035%, (CSTR), 3/25/47	6,753	5

Multi-Sector Bond Portfolio

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Mortgage Securities continued
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
3.613%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	6,926	5
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
3.473%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	10,123	10
HomeBanc Mortgage Trust, Series 2005-1, Class A1
3.584%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	3,282	3
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
3.524%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	821,990	757
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
3.682%, (CSTR), 10/25/34	14,868	14
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
3.564%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,245	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
3.684%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	8,219	7
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1
3.288%, (CSTR), 10/25/35	6,563	5
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
3.201%, (CSTR), 7/25/35	4,389	4
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
3.168%, (CSTR), 6/25/37	32,808	25
Luminent Mortgage Trust, 2006-6, Class A1
3.484%, (ICE LIBOR USD 1 Month plus 0.400%), 10/25/46	718,772	636
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1
3.149%, (CSTR), 12/25/35	81,807	63
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
2.850%, (CSTR), 2/25/36	1,043	1
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
3.391%, (CSTR), 5/25/36	7,409	7
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3
1.198%, (AFC), 7/25/55 144A	848,773	739
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
3.416%, (CSTR), 8/25/35	1,328	1
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1
3.464%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	4,354	4

Structured Products (10.3%)	Value Shares/ Par + $ (000’s)
Mortgage Securities continued
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1
3.464%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	12,937	12
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1
3.364%, (ICE LIBOR USD 1 Month plus 0.280%), 1/25/37	4,782	5
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,287,679	990
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
3.404%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	35,052	32
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
1.567%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	356,198	309
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
3.444%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	152,977	128
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
3.734%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	6,516	6
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
2.733%, (SONIO/N plus 1.144%), 10/20/51 144A GBP ∞	1,366,496	1,521
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
2.696%, (CSTR, AFC), 2/25/33	533	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.607%, (CSTR), 10/25/36	15,543	14
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
3.091%, (CSTR), 3/25/36	98,608	92
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
3.682%, (CSTR), 8/25/36	6,382	6
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.208%, (CSTR), 2/25/37	2,488	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
1.804%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	251,900	201
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
3.589%, (CSTR), 7/25/37	25,650	23
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
2.755%, (CSTR), 4/25/36	25,919	25

Multi-Sector Bond Portfolio

Structured Products (10.3%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 3.648%, (CSTR), 11/25/37	19,894	18

Total		15,146

Total Structured Products (Cost: $115,065)		109,302

Bank Loan Obligations (4.2%)
Bank Loan Obligations (4.2%)
Adient U.S. LLC, 6.907%, (ICE LIBOR USD 1 Month plus 3.250%), 4/10/28	6,616,250	6,232
Albion Acquisitions, Ltd., 5.211%, (Euribor 3 Month ACT/360 plus 5.250%), 8/17/26 EUR∞	1,400,000	1,275
Altice Financing SA, 6.407%, (ICE LIBOR USD 3 Month plus 2.750%), 1/31/26	1,163,359	1,086
Altice France SA, 6.407%, (ICE LIBOR USD 3 Month plus 2.750%), 7/31/25	192,875	175
AmSurg Corp., 8.157%, (CME Term SOFR 1 Month plus 4.500%), 4/30/28	325,171	298
Avolon TLB Borrower 1 LLC, 5.907%, (ICE LIBOR USD 1 Month plus 2.250%), 12/1/27	1,179,000	1,147
Casino Guichard Perrachon SA, 3.961%, (Euribor 3 Month ACT/360 plus 4.000%), 8/31/25 EUR∞	1,000,000	803
Charter Communications Operating LLC, 5.407%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27	3,355,229	3,224
CommScope, Inc., 6.907%, (ICE LIBOR USD 3 Month plus 3.250%), 4/6/26	485,000	447
Connect Finco SARL, 7.157%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,170,000	1,086
Envision Healthcare Corp., 11.532%, (CME Term SOFR 1 Month plus 7.875%), 4/30/27	200,000	195
Grifols SA, 2.211%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR∞	1,850,815	1,664
Hilton Worldwide Finance LLC, 5.407%, (ICE LIBOR USD 1 Month plus 1.750%), 6/22/26	1,120,295	1,082
INEOS Quattro Finance 2 PLC, 6.407%, (ICE LIBOR USD 1 Month plus 2.750%), 1/29/26	2,163,545	2,013
INEOS Quattro Holdings UK, Ltd., 2.711%, (Euribor 3 Month ACT/360 plus 2.750%), 1/29/26 EUR∞	1,100,000	954
Intelsat Jackson Holdings SA, 7.907%, (CME Term SOFR 1 Month plus 4.250%), 2/1/29	186,781	175
Lumen Technologies, Inc., 5.907%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27	5,244,910	4,761
Setanta Aircraft Leasing DAC, 5.657%, (ICE LIBOR USD 3 Month plus 2.000%), 11/5/28	4,000,000	3,900
Sigma Bidco BV, 3.461%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR∞	400,000	313
SOCAR Turkey Energy, Inc., 3.411%, (Euribor 3 Month ACT/360 plus 3.450%), 8/17/26 EUR∞	5,800,000	5,343
Standard Industries, Inc., 6.157%, (ICE LIBOR USD 6 Month plus 2.500%), 9/22/28	1,202,225	1,164
Summer BC Holdco B SARL, 8.157%, (ICE LIBOR USD 1 Month plus 4.500%), 12/4/26	990,000	926

Bank Loan Obligations (4.2%)	Shares/Par +	Value $ (000’s)
Bank Loan Obligations continued
WP/AP Telecom Holdings IV BV, 3.961%, (Euribor 3 Month ACT/360 plus 4.000%), 3/30/29 EUR∞	5,800,000	5,316
Ziggo Financing Partnership BV, 6.157%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,482

Total Bank Loan Obligations (Cost: $50,958)		45,061

Short-Term Investments (17.2%)
Governments (5.5%)
Federal Home Loan Bank
3.000%, (US SOFR plus 0.040%), 1/6/23	21,500,000	21,500
3.000%, (US SOFR plus 0.020%), 1/10/23	10,700,000	10,701
US Treasury 0.000%, 10/4/22	4,600,000	4,600
0.000%, 10/13/22	9,700,000	9,693
0.000%, 10/18/22	1,800,000	1,798
0.000%, 10/20/22	6,900,000	6,892
0.000%, 10/27/22	3,300,000	3,294

Total		58,478

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	4,944,035	4,944

Total		4,944

Repurchase Agreements (11.2%)
Societe Generale repurchase (Purchased on 9/30/22, to be repurchased at $119,029,353, collateralized by US Treasury Notes, 2.375%, due 5/15/51 and 2.375%, due 6/30/26, total par and fair value of $139,944,000 and $120,268,767, respectively) 2.960%, 10/3/22	119,000,000	119,000

Total		119,000

Total Short-Term Investments (Cost: $182,420)		182,422

Total Investments (97.5%) (Cost: $1,278,603)@		1,033,825

Other Assets, Less Liabilities (2.5%)		26,177

Net Assets (100.0%)		1,060,002

Multi-Sector Bond Portfolio

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Abertis Infraestructuras SA	JP Morgan Chase Bank NA	(1.650)%	1/17/22	Open	EUR	(666)	$(652)
							$(652)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	37,400	374	12/22	$40,208	$(1,248)	$(99)
Long Gilt Future	Short	GBP	3,200	32	12/22	(3,444)	481	8
Ten-Year US Treasury Note Future	Long	USD	93,400	934	12/22	104,666	(5,227)	(365)
Two-Year US Treasury Note Future	Long	USD	26,000	130	12/22	26,701	(435)	(19)
Ultra Long Term US Treasury Bond Future	Long	USD	39,600	396	12/22	54,252	(5,128)	(643)
Ultra Ten-Year US Treasury Note Future	Long	USD	61,300	613	12/22	72,631	(2,911)	(336)
							$(14,468)	$(1,454)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day JPY - MUTKCALM Compounded-OIS	0.050%	12/31	14,000	JPY	$3	$1	$4	$–	π
1-Day JPY - MUTKCALM Compounded-OIS	0.400%	6/32	2,140,000	JPY	81	85	166	(54)
					$84	$86	$170	$(54)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	2.050%	11/23	33,800	CAD	$(7)	$(556)	$(563)	$4
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	–	(433)	(433)	4
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	119	(525)	(406)	3
6-Month Euribor	1.500%	3/25	4,400	EUR	(73)	(63)	(136)	4
6-Month Euribor	1.500%	3/28	2,200	EUR	(83)	(78)	(161)	5
6-Month Euribor	1.750%	3/33	24,100	EUR	(2,864)	(32)	(2,896)	63
SONIA Interest Rate	2.000%	3/33	3,100	GBP	(594)	(52)	(646)	(12)
SONIA Interest Rate	2.000%	3/53	1,400	GBP	(433)	(7)	(440)	(6)
					$(3,935)	$(1,746)	$(5,681)	$65

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	3.786%	27,232	USD	$(640)	$(1,926)	$(2,566)	$(19)
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	2.962%	184	USD	(5)	(12)	(17)	(2)
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	3.054%	49,772	USD	(2,027)	(2,662)	(4,689)	(234)
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	3.275%	490	USD	(40)	(11)	(51)	1
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	3.335%	18,400	USD	(1,521)	(310)	(1,831)	(3)
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	5.624%	17,127	USD	(447)	59	(388)	(12)
Markit CDX North America High Yield Index, Series 39	5.000%	12/27	6.065%	9,000	USD	(395)	26	(369)	(5)
Markit CDX North America Investment Grade Index, Series 35	1.000%	12/25	0.744%	200	USD	3	(1)	2	–π
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.834%	800	USD	15	(10)	5	1
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.912%	900	USD	11	(8)	3	1
Markit CDX North America Investment Grade Index, Series 38	1.000%	6/27	0.994%	42,900	USD	384	(373)	11	12
Markit CDX North America Investment Grade Index, Series 39	1.000%	12/27	1.075%	42,100	USD	16	(161)	(145)	13
Markit itraxx Europe Crossover Index, Series 38	5.000%	12/27	6.393%	47,800	EUR	(1,809)	(674)	(2,483)	385
						$(6,455)	$(6,063)	$(12,518)	$138

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	1.172%	200	USD	$–	$(1)	$(1)	$	–π
AT&T, Inc.	1.000%	6/25	1.223%	100	USD	(2)	1	(1)		–π
AT&T, Inc.	1.000%	6/26	1.284%	100	USD	1	(2)	(1)		–π
Casino Guichard Perrachon SA	5.000%	12/22	34.312%	1,700	EUR	(9)	(95)	(104)		–π
Casino Guichard Perrachon SA	5.000%	6/23	37.261%	200	EUR	(31)	(6)	(37)		–π
Casino Guichard Perrachon SA	5.000%	6/23	37.261%	600	EUR	9	(120)	(111)		–π
Ford Motor Co.	5.000%	12/25	3.761%	400	USD	14	–	14		–π
Ford Motor Co.	5.000%	6/26	3.950%	1,000	USD	40	(7)	33		1
Ford Motor Co.	5.000%	6/27	4.275%	900	USD	60	(35)	25		1
Ford Motor Co.	5.000%	12/23	2.603%	200	USD	9	(3)	6		–π

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Ford Motor Co.	5.000%	12/23	2.603%	700	USD	$25	$(5)	$20	$	–π
Ford Motor Co.	5.000%	6/27	4.269%	300	USD	27	(19)	8		–π
General Electric Co.	1.000%	12/26	1.375%	400	USD	4	(10)	(6)		–π
General Electric Co.	1.000%	6/24	0.790%	900	USD	(3)	6	3		–π
General Electric Co.	1.000%	6/26	1.259%	3,800	USD	31	(64)	(33)		3
Glencore Finance Europe, Ltd.	5.000%	12/25	1.825%	2,700	EUR	418	(165)	253		4
Glencore Finance Europe, Ltd.	5.000%	12/27	2.451%	1,600	EUR	354	(172)	182		4
Glencore Finance Europe, Ltd.	5.000%	12/26	2.132%	700	EUR	129	(54)	75		2
Marks & Spencer PLC	1.000%	12/24	2.957%	2,900	EUR	(61)	(57)	(118)		(1)
Marks & Spencer PLC	1.000%	6/27	4.600%	100	EUR	(7)	(7)	(14)		–π
Marks & Spencer PLC	1.000%	12/28	5.142%	500	EUR	(33)	(63)	(96)		–π
Volkswagen International Finance NV	1.000%	12/26	1.872%	3,100	EUR	53	(154)	(101)		2
						$1,028	$(1,032)	$(4)		$16

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$513	$8	$521	$(348)	$(1,462)	$(1,810)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank NA	AUD	1,066	682	10/4/22	$59	$—	$59
Sell	UBS AG	AUD	1,475	943	10/4/22	68	—	68
Buy	JP Morgan Chase Bank NA	BRL	130	24	10/4/22	—	(1)	(1)
Buy	JP Morgan Chase Bank NA	BRL	130	24	1/4/23	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	BRL	261	48	10/4/22	2	—	2
Sell	Barclays Bank PLC	CAD	801	580	10/4/22	28	—	28
Sell	JP Morgan Chase Bank NA	CAD	238	172	10/4/22	1	—	1
Buy	JP Morgan Chase Bank NA	CNH	9,761	1,367	10/17/22	—	(39)	(39)
Buy	UBS AG	CNH	8,342	1,169	10/17/22	—	(30)	(30)
Buy	BNP Paribas SA	CNH	18,099	2,551	5/10/23	—	(62)	(62)
Sell	BNP Paribas SA	CNH	18,224	2,553	10/17/22	60	—	60
Sell	HSBC Bank PLC	CNH	18,570	2,618	5/10/23	149	—	149
Buy	Bank of America NA	EUR	1,091	1,069	10/4/22	—	(33)	(33)
Buy	JP Morgan Chase Bank NA	EUR	5,303	5,197	10/4/22	—	(116)	(116)
Buy	UBS AG	EUR	193,879	190,012	10/4/22	2,114	—	2,114
Buy	JP Morgan Chase Bank NA	EUR	3,243	3,185	11/2/22	30	—	30
Sell	HSBC Bank PLC	EUR	197,303	193,367	10/4/22	3,898	—	3,898
Sell	JP Morgan Chase Bank NA	EUR	2,970	2,911	10/4/22	65	—	65
Sell	UBS AG	EUR	193,879	190,391	11/2/22	—	(2,113)	(2,113)
Buy	JP Morgan Chase Bank NA	GBP	31,843	35,554	10/4/22	1,555	(45)	1,510
Sell	UBS AG	GBP	31,843	35,554	10/4/22	1,496	—	1,496
Sell	JP Morgan Chase Bank NA	GBP	30,698	34,297	11/2/22	—	(1,563)	(1,563)
Sell	JP Morgan Chase Bank NA	IDR	448,673	29	11/7/22	—π	—	—π
Sell	Bank of America NA	JPY	45,300	313	10/4/22	13	—	13

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs Bank USA	MXN	136,940	6,711	12/15/22	$—	$(30)	$(30)
Sell	BNP Paribas SA	MXN	4,920	243	10/27/22	—	(5)	(5)
Sell	Royal Bank of Canada	MXN	129,854	6,380	12/1/22	—	(30)	(30)
Buy	BNP Paribas SA	ZAR	94,864	5,236	10/14/22	—	(932)	(932)
Buy	BNP Paribas SA	ZAR	506	28	11/8/22	—	(3)	(3)
Sell	Barclays Bank PLC	ZAR	93,651	5,169	10/14/22	313	—	313
						$9,851	$(5,003)	$4,848

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Casino Guichard Perrachon SA	JP Morgan Chase Bank NA	5.000%	12/22	34.312%	EUR	100	$1	$(7)	$(6)
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	2.637%	EUR	1,000	193	(105)	88
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	2.637%	EUR	1,800	353	(195)	158
Intrum AB	Barclays Bank PLC	5.000%	12/24	7.214%	EUR	100	4	(8)	(4)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	200	9	(17)	(8)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	200	7	(15)	(8)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	200	8	(16)	(8)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	300	14	(26)	(12)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	300	15	(27)	(12)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	400	20	(36)	(16)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	400	20	(36)	(16)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	500	18	(38)	(20)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	600	25	(49)	(24)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.214%	EUR	600	29	(53)	(24)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	7.214%	EUR	800	30	(62)	(32)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	7.214%	EUR	100	4	(8)	(4)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	7.214%	EUR	100	4	(8)	(4)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	7.214%	EUR	200	10	(18)	(8)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	2.064%	USD	5,700	(210)	(198)	(408)
United Mexican States	Goldman Sachs International	1.000%	12/27	1.946%	USD	100	(4)	–	(4)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	1.663%	USD	300	$–	π	$(8)	$(8)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	1.820%	USD	100	–	π	(3)	(3)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/27	1.946%	USD	300	(10)		(3)	(13)
							$540		$(936)	$(396)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)

	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$ 9,851	$ 246	$ 10,097	$ (5,003)	—	$ (642)	$ (5,645)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Constellation Oil - Class B	6/10/22	$12	$12	–%π

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022 the value of these securities (in thousands) was $261,135 representing 24.7% of the net assets.

f	Defaulted Security
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2022, the aggregate value of these securities was $215,762 (in thousands), representing 20.3% of net assets.

Þ	PIK - Payment In Kind.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
b	Part or all of the security has been pledged as collateral.
π	Amount is less than one thousand.
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,269,200 and the net unrealized depreciation of investments based on that cost was $264,088 which is comprised of $15,786 aggregate gross unrealized appreciation and $279,874 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Bank Loan Obligations	$—	$45,061	$—
Common Stocks
Energy	674	—	12
All Others	—	—	259
Convertible Corporate Bonds	—	1,173	—
Municipal Bonds	—	6,916	—
Corporate Bonds
Communications	—	64,202	9
All Others	—	471,725	—
Governments	—	152,070	—
Structured Products	—	109,302	—
Short-Term Investments
Money Market Funds	4,944	—	—
All Others	—	177,478	—
Other Financial Instruments^
Futures	481	—	—
Forward Foreign Currency Contracts	—	9,851	—
Interest Rate Swaps	—	170	—
Credit Default Swaps	—	886	—
Total Assets:	$6,099	$1,038,834	$280
Liabilities:
Other Financial Instruments^
Futures	(14,949)	—	—
Forward Foreign Currency Contracts	—	(5,003)	—
Interest Rate Swaps	—	(5,681)	—
Credit Default Swaps	—	(13,804)	—
Reverse Repurchase Agreements	—	(652)	—
Total Liabilities:	$(14,949)	$(25,140)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2022.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand